WARRANTS (Details) - Schedule of Warrant Valuation (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants Before Modification [Member] | Ruby Developement Company [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)		$ 0.044
Exercise Price of Warrants (in Dollars per Share)		$ 0.02
Term of Warrants (years)		2 years 43 days
Computed Volatility		144.00%
Annual Dividends		0.00%
Discount Rate		0.58%
Warrants Before Modification [Member] | Ruby Developement Company [Member] | Maximum [Member]
Derivative [Line Items]
Exercise Price of Warrants (in Dollars per Share)		$ 0.09
Term of Warrants (years)		3 years 109 days
Maximum [Member]
Derivative [Line Items]
Computed Volatility	165.00%	165.00%